Leases, Lease payments (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments [Abstract]
Lease payments		$ 481,128	$ 932,955
Financial charges		(125,615)	(345,596)
Present values, net		355,513	587,359
Expense relating to payments not included in the measurement of the lease liability [Abstract]
Short-term leases	[1]	307,643	296,770
Leases of low value assets		4,820	3,696
Expense relating to payments not included in the measurement of the lease liability		312,463	300,466
Committed on short-term leases and total commitment		95,914
Lease commitments that had not yet started		0
Cash outflow for leases		402,892	434,710
Within the 1st Year [Member]
Future minimum lease payments [Abstract]
Lease payments		95,914	121,847
Financial charges		(37,669)	(61,269)
Present values, net		58,245	60,578
1 to 3 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		178,415	185,494
Financial charges		(55,149)	(108,101)
Present values, net		123,266	77,393
3 to 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		152,179	198,259
Financial charges		(23,783)	(87,429)
Present values, net		128,396	110,830
After 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		54,620	427,355
Financial charges		(9,014)	(88,797)
Present values, net		$ 45,606	$ 338,558

[1]	Corresponds to the leasing of parcel and bulk carrier vessels.